UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2003 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that
all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    September 30, 2003
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    100
Form 13F Information Table Value Total:    $124,524
List of Other Included Managers:
No.  13F File Number      Name

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
Item 6:Item 8:Item 1:Item 2:Item 3:Item 4:Item 5:Investment Discr Item 7:Voting Authority
Name of Issuer Title of Class CUSIP Fair Market Shares or(b) Shared- Managers (Shares)
Number   Value   Principal (a) Sole  As Defined (c) ShareSee Instr (a) Sol (b) Shar(c) None
                                    Amount              in Instr.       Other
3M Co.                     Common           88579Y101      449.0     6,500     6,500
      6,500
Abbott Laboratories        Common           002824100    1,711.9    40,233    40,233
              40,233
American Int'l Group       Common           026874107    1,875.8    32,510    32,510
              32,510
Amgen Inc.                 Common           031162100      835.5    12,950    12,950
        12,950
AOL Time Warner            Common           00184A105    1,665.9   110,250   110,250
                  110,250
Applera Corp - App. Bio GrpCommon           038020103    1,206.7    54,090    54,090
                    54,090
Arbitron, Inc.             Common           03875Q108      466.0    13,200    13,200
        13,200
Asyst Technologies         Common           04648X107    1,103.1    78,460    78,460
               78,460
AT&T Corp.                 Common           001957505    1,588.8    73,725    73,725
           73,725
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103    1,728.9    48,335    48,335
              48,335
Avalon Bay Communities, IncCommon           053484101    1,554.0    33,205    33,205
                      33,205
Avery Dennison             Common           053611109    2,201.4    43,574    43,574
             43,574
BB&T Corp                  Common           054937107    1,214.0    33,806    33,806
           33,806
Berkshire Hathaway CL B    CL B             084670207      317.0       127       127
             127
BP PLC - Spon ADR          Common           055622104      765.1    18,173    18,173
                 18,173
Bristol-Meyers Squibb      Common           110122108      344.1    13,411    13,411
               13,411
Caremark RX Inc.           Common            141705103     548.1    24,250    24,250
             24,250
Cedar Fair                 Dep. Unit        150185106    3,921.1   140,040   140,040
      140,040
Cisco Systems              Common           17275R102    3,152.2   160,910   160,910
            160,910
CitiGroup Inc.             Common           172967101    1,964.4    43,165    43,165
          43,165
Clevelnd-Cliffs            Common            185896107     246.1     9,614     9,614
        9,614
Comcast Corp. CL A         CL A             200300101    1,464.1    49,395    49,395
            49,395
Corinthian Colleges, Inc.  Common           218868107      916.3    16,044    16,044
              16,044
Credence Systems           Common           225302108      326.8    28,420    28,420
             28,420
Developers Diversified RealCommon            251591103   1,828.9    61,230    61,230
                   61,230
Dow Chemical               Common           260543103      543.9    16,716    16,716
           16,716
Drexler Technology Corp.   Common            261876106   2,438.4   173,925   173,925
                    173,925
Duke Energy Corp.          Common            264399106   2,816.2   158,125   158,125
               158,125
Duke Realty Corp.          Common           264411505    1,660.8    56,876    56,876
             56,876
Electro Scientific Ind.    Common           285229100      665.4    31,610    31,610
           31,610
Estee Lauder Co. - CL A    CL A              518439104   1,552.4    45,525    45,525
             45,525
Expeditors Int'l Wash.     Common           302130109      930.2    27,040    27,040
             27,040
Exxon Mobil Corp.          Common           30231G102    3,491.3    95,392    95,392
                95,392
Fifth Third Bancorp        Common           316773100      726.5    13,080    13,080
             13,080
First Niagara Financial GrpCommon           33582V108      191.3    12,675    12,675
                 12,675
Fleet Boston Corp.         Common           33901A108      310.5    10,300    10,300
             10,300
General Electric           Common           369604103    3,040.6   101,999   101,999
           101,999
Genzyme                    Common           372917104      347.3     7,500     7,500
       7,500
Gilead Sciences Inc.       Common           375558103    2,329.0    41,560    41,560
             41,560
Harmony Gold Mining Ltd    Sponsored ADR     413216300   1,336.0    92,200    92,200
                         92,200
Henry (Jack) & Assoc., Inc.Common           426281101      200.0    11,500    11,500
                 11,500
Home Depot                 Common           437076102      237.2     7,447     7,447
         7,447
IBM                        Common            459200101     202.8     2,296     2,296
   2,296
Illinois Tool Works        Common           452308109    1,451.6    21,908    21,908
             21,908
Intel                      Common           458140100    2,118.8    76,992    76,992
   76,992
Johnson & Johnson          Common           478160104      398.7     8,051     8,051
             8,051
Kaneb Pipe Line Partners, LSr Pref Unit      484169107   1,710.4    36,950    36,950
                 36,950
KeyCorp                    Common           493267108      214.0     8,368     8,368
      8,368
King Pharmaceuticals Inc.  Common            495582108   2,199.6   145,190   145,190
                   145,190
Landec Corporation         Common            514766104     188.1    30,280    30,280
             30,280
Liberty Media Corp - A     Common            530718105   1,714.1   171,925   171,925
                 171,925
Lucent Technologies Inc.   Common            549463107      30.2    14,000    14,000
               14,000
Markwest Energy Partners L.Unit L.P. Int.    570759100     505.3    14,625    14,625
                 14,625
Matria Healthcare Inc.     Common           576817100      684.8    39,675    39,675
             39,675
Maxim Integrated Products  Common           57772K101      368.7     9,361     9,361
                  9,361
McDonald's                 Common            580135101   2,474.3   105,110   105,110
           105,110
Medtronic Inc.             Common           585055106    1,552.6    33,090    33,090
          33,090
Merck                      Common           589331107      992.3    19,602    19,602
     19,602
MFS Multimarket Income TrusSh.Ben.Int        552737108     180.2    29,200    29,200
                     29,200
Microsoft                  Common           594918104    3,022.2   108,714   108,714
        108,714
National City Corp.        Common           635405103      261.1     8,862     8,862
           8,862
Neogen                     Common           640491106    5,707.4   301,500   301,500
        301,500
Newmont Mining Corp.       Common            651639106   1,477.6    37,800    37,800
                   37,800
Nisource Inc.              Common           65473P105    2,726.8   136,475   136,475
          136,475
Nortel Networks Corp.      Common           656569100      315.2    76,870    76,870
               76,870
Northrop Grumman Corp.     Common            666807102   1,899.3    22,029    22,029
                    22,029
Omnicom Group Inc.         Common           681919106    1,413.3    19,670    19,670
                 19,670
Penn Virginia Resource PtnrCommon            707884102     791.9    26,495    26,495
                  26,495
PetsMart Inc.              Common            716768106     302.7    13,300    13,300
        13,300
Pfizer, Inc.               Common           717081103    2,948.8    97,065    97,065
      97,065
Placer Dome Inc.           Common            725906101     997.6    72,550    72,550
           72,550
Plato Learning, Inc.       Common           72764Y100      711.9    92,330    92,330
            92,330
PNC Financial Serv. Group  Common           693475105      214.1     4,500     4,500
                  4,500
Power Integrations, Inc.   Common            739276103     672.9    20,245    20,245
              20,245
Procter & Gamble           Common           742718109    1,354.7    14,595    14,595
              14,595
Progressive Corp.          Common            743315103     266.1     3,850     3,850
          3,850
Qwest Communications Int'l Common            749121109      80.8    23,754    23,754
                  23,754
Rayonier Inc.              Common            754907103   1,315.0    32,390    32,390
         32,390
Royal Dutch Petroleum      Common           780257804      577.9    13,075    13,075
                13,075
Schlumberger               Common            806857108     244.4     5,050     5,050
         5,050
Shell Trans. & Trading Co. ADR NY SHS        822703609   1,505.7    39,875    39,875
                       39,875
Sovereign Bancorp          Common           845905108    1,602.4    86,385    86,385
              86,385
Stericycle Inc.            Common            858912108     585.9    12,400    12,400
       12,400
Steris Corp.               Common           859152100    1,209.1    52,525    52,525
        52,525
Suntrust Bks Inc           Common           867914103      283.7     4,700     4,700
         4,700
Symantec                   Common            871503108     205.5     3,252     3,252
      3,252
Symyx Technologies, inc.   Common           87155S108      396.9    18,425    18,425
                 18,425
Target Corporation         Common           87612E106      220.1     5,850     5,850
            5,850
Thermo Electron Corp.      Common           883556102      436.7    20,125    20,125
                20,125
TJX Companies, Inc.        Common           872540109    2,288.9   117,865   117,865
                117,865
Templeton Global Inc.Fund  Common           880198106      963.3   114,274   114,274
                    114,274
TYCO International Ltd.    Common           902124106    2,813.9   137,735   137,735
                  137,735
Ventana Medical Systems    Common           92276H106    1,539.9    38,250    38,250
                    38,250
Verizon Communications     Common           92343V104      396.4    12,219    12,219
                    12,219
Viacom Inc. - Cl B         CL B             925524308    1,856.0    48,460    48,460
         48,460
Viasys Healthcare Inc.     Common           92553Q209    2,227.9   110,292   110,292
                110,292
Walgreen                   Common           931422109    1,281.2    41,815    41,815
        41,815
Washington Mutual, Inc.    Common            939322103   1,790.2    45,472    45,472
                 45,472
Wells Fargo Company        Common            949740104   1,861.9    36,153    36,153
                 36,153
Wyeth                      Common            983024100     557.8    12,100    12,100
     12,100

13F REPORT  3RDQ 2003                       GRAND TOTAL 124,524.2



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